As filed with the Securities and Exchange Commission on March 1, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22880

Steben Alternative Investment Funds

(Exact name of registrant as specified in charter)

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Address of principal executive offices) (Zip code)

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washingtonian Blvd.

Suite 400

Gaithersburg, Maryland 20878

(Name and address of agent for service)

(240) 631-7600

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

Item 1. Schedule of Investments.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

December 31, 2016 (Unaudited)

	Maturity	Coupon	Principal
	Date	Rate/Yield	Amount/Shares	Value
CORPORATE BONDS: 54.99%
Finance and Insurance: 26.22%
Aetna Inc.	06/07/2018	1.700%	$2,500,000	$2,497,682
American Express Credit Corporation (a)	06/05/2017	1.212%	1,000,000	1,000,779
Credit Suisse AG (a)(c)	04/27/2018	1.566%	1,050,000	1,049,556
Daimler Finance North America LLC (Acquired 02/23/2015, Cost $1,000,000) (a)(b)	03/02/2018	1.354%	1,000,000	1,001,547
Ford Motor Credit Company LLC (a)	01/09/2018	1.812%	850,000	852,500
Goldman Sachs Group, Inc/The (a)	12/15/2017	1.763%	400,000	401,272
Goldman Sachs Group, Inc/The	02/15/2019	7.500%	900,000	997,723
Goldman Sachs Group, Inc/The (a)	04/25/2019	1.922%	750,000	755,418
ING Bank N.V. (Acquired 08/10/2015, Cost $1,000,000) (a)(b)(c)	08/17/2018	1.686%	1,000,000	1,004,593
Intercontinental Exchange, Inc.	10/15/2018	2.500%	600,000	607,683
JPMorgan Chase & Co.	03/01/2018	1.700%	1,000,000	999,909
Metropolitan Life Global Funding I (Acquired 04/08/2014, Cost $1,000,242) (a)(b)	04/10/2017	1.256%	1,000,000	1,000,855
Morgan Stanley	01/09/2017	5.450%	1,000,000	1,000,492
Morgan Stanley	02/01/2019	2.450%	500,000	503,433
MUFG Americas Holdings Corporation (a)	02/09/2018	1.457%	1,500,000	1,497,454
National Australia Bank Limited (Acquired 07/16/2015, Cost $1,500,000) (a)(b)(c)	07/23/2018	1.522%	1,500,000	1,504,598
Toronto-Dominion Bank/The (a)(c)	07/23/2018	1.422%	1,500,000	1,503,408
UBS AG (a)(c)	06/01/2017	1.491%	1,000,000	1,001,241
UnitedHealth Group, Inc. (a)	01/17/2017	1.330%	2,000,000	2,000,346
Visa Inc.	12/14/2017	1.200%	1,500,000	1,499,787
				22,680,276
Information: 6.64%
AT&T Inc.	02/15/2019	5.800%	750,000	806,421
Microsoft Corporation	08/08/2019	1.100%	1,400,000	1,381,174
Oracle Corporation (a)	07/07/2017	1.068%	900,000	900,681
Oracle Corporation	04/15/2018	5.750%	600,000	633,874
Verizon Communications Inc. (a)	06/09/2017	1.351%	1,000,000	1,001,160
Verizon Communications Inc. (a)	09/14/2018	2.709%	1,000,000	1,022,322
				5,745,632
Manufacturing: 10.95%
AbbVie Inc.	05/14/2018	1.800%	2,000,000	2,001,502
Anheuser-Busch Companies, LLC	01/15/2018	5.500%	1,500,000	1,558,656
Apple Inc. (a)	05/03/2018	1.131%	800,000	801,813
Apple Inc.	02/22/2019	1.700%	650,000	651,231
Cisco Systems, Inc. (a)	09/20/2019	1.337%	1,500,000	1,503,702
Medtronic, Inc.	03/15/2018	1.500%	1,500,000	1,500,023
Zimmer Biomet Holdings, Inc.	04/01/2018	2.000%	1,450,000	1,451,770
				9,468,697
Mining, Quarrying, and Oil and Gas Extraction: 2.28%
Shell International Finance BV (c)	09/12/2019	1.375%	2,000,000	1,971,942

Pharmaceuticals: 0.58%
EMD Finance LLC (Acquired 03/16/2015, Cost $500,000) (a)(b)	03/17/2017	1.343%	500,000	500,115

Professional, Scientific, and Technical Services: 0.81%
Volkswagen Group of America Finance, LLC (Acquired 05/16/2014, Cost $500,136) (a)(b)	05/23/2017	1.290%	500,000	499,470
Volkswagen Group of America Finance, LLC (Acquired 11/12/2014, Cost $200,000) (a)(b)	11/20/2017	1.351%	200,000	199,485
				698,955
Retail Trade: 6.09%
BP Capital Markets PLC (c)	05/03/2019	1.676%	2,000,000	1,985,846
CVS Health Corporation	07/20/2018	1.900%	1,500,000	1,505,765
Home Depot, Inc/The	09/10/2018	2.250%	1,750,000	1,773,660
				5,265,271
Utilities: 0.40%
Kinder Morgan, Inc.	12/01/2017	2.000%	350,000	350,533

Wholesale Trade: 1.02%
Actavis Funding SCS (a)(c)	03/12/2018	2.033%	875,000	880,083
TOTAL CORPORATE BONDS (Cost $47,592,290)				47,561,504

SHORT-TERM INVESTMENTS: 27.52%
COMMERCIAL PAPER: 16.06%
American Express Credit Corporation	02/02/2017	0.437%	500,000	499,569
American Honda Finance Corporation	01/11/2017	0.100%	500,000	499,913
BASF SE	01/06/2017	0.078%	500,000	499,958
Brown-Forman Corporation	01/09/2017	0.219%	500,000	499,919
Catholic Health Initiatives	01/05/2017	0.116%	500,000	499,954
Credit Suisse (USA), Inc.	02/21/2017	0.847%	500,000	499,363
Dominion Resources, Inc.	01/17/2017	0.389%	500,000	499,771
Enterprise Products Operating LLC	01/06/2017	0.159%	500,000	499,933
Ford Motor Credit Company LLC	01/24/2017	0.311%	500,000	499,706
Hyundai Capital America	01/20/2017	0.678%	500,000	499,731
Intercontinental Exchange, Inc.	01/27/2017	0.318%	500,000	499,787
John Deere Financial Limited	01/10/2017	0.120%	400,000	400,000
KfW (c)	01/04/2017	0.027%	500,000	499,969
Magna International Inc.	01/04/2017	0.104%	500,000	499,960
Mitsubishi UFJ Trust & Banking Corp	02/03/2017	0.441%	500,000	499,601
Mizuho Bank, Ltd.	01/17/2017	0.172%	500,000	499,804
Nationwide Life Insurance Company	01/13/2017	0.118%	500,000	499,903
Nissan Motor Acceptance Corporation	01/05/2017	0.055%	500,000	499,956
Nordea Bank AB	03/09/2017	0.959%	400,000	399,332
Oversea-Chinese Banking Corporation Limited	02/16/2017	0.478%	400,000	400,000
Parker-Hannifin Corporation	01/12/2017	0.418%	500,000	499,863
Reckitt Benckiser Treasury Services PLC (c)	02/07/2017	0.567%	500,000	499,589
Sempra Energy Global Enterprises	01/25/2017	0.778%	500,000	499,617
Simon Property Group, L.P.	01/04/2017	0.051%	400,000	399,979
Sumitomo Mitsui Banking Corporation	01/18/2017	0.460%	500,000	499,811
Telstra Corporation Limited	01/23/2017	0.541%	400,000	399,804
Toronto Dominion Holdings (U.S.A.), Inc.	03/14/2017	0.847%	500,000	499,136
Unilever Capital Corporation	01/09/2017	0.066%	400,000	399,951
United Overseas Bank Limited	02/21/2017	0.575%	500,000	499,363
TOTAL COMMERCIAL PAPER (Cost $13,892,999)				13,893,242

MONEY MARKET FUND: 4.40%
STIT-Government & Agency Portfolio - Institutional Class, 0.43% (d)(e)			3,807,335	3,807,335
TOTAL MONEY MARKET FUND (Cost $3,807,335)				3,807,335

U.S. GOVERNMENT NOTES/BONDS: 7.06%
United States Treasury Note/Bond	01/31/2017	0.500%	2,150,000	2,150,245
United States Treasury Note/Bond	02/28/2017	0.500%	1,950,000	1,950,179
United States Treasury Note/Bond	05/31/2017	0.625%	1,000,000	1,000,078
United States Treasury Note/Bond	08/31/2017	1.875%	1,000,000	1,007,344
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $6,107,589)				6,107,846
TOTAL SHORT-TERM INVESTMENTS (Cost $23,807,923)				23,808,423

TOTAL INVESTMENTS (Cost $71,400,213): 82.51%				71,369,927
Other Assets in Excess of Liabilities, 17.49% (f)				15,127,824
TOTAL NET ASSETS, 100.00%				$86,497,751

(a)	Variable rate security. The rate reported is the rate in effect as of December 31, 2016.

(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933 and determined to be liquid based on procedures approved by the Board of Trustees. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At December 31, 2016, the fair value of these securities total $5,710,663 which represents 6.60% of total net assets.

(c)	Foreign issued security. At December 31, 2016, the breakdown by country is as follows: Australia - 1.74%, Canada - 1.74%, Germany - 0.58%, Luxembourg - 1.02%, Netherlands - 3.44%, Switzerland - 2.37%, United Kingdom - 2.87%.

(d)	The rate quoted is the annualized seven-day effective yield as of December 31, 2016.

(e)	All or a portion of this security is held by the Steben Managed Futures Cayman Fund Ltd.

(f)	Includes assets to satisfy the margin requirements for derivative contracts.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Forward Currency Contracts(a)

December 31, 2016 (Unaduited)

		Currency to be Received		Currency to be Delivered
Notional	Forward	Currency	U.S. $ Value at	Currency	U.S. $ Value on	Unrealized	Unrealized
Amount	Settlement Date	Abbreviation	December 31, 2016	Abbreviation	Origination Date	Appreciation	(Depreciation)
Purchase Contracts:
$938,840	01/18/2017	AUD	$908,802	USD	$938,840	$-	$(30,038)
702,505	01/18/2017	CAD	700,279	USD	702,505	-	(2,226)
697,513	01/18/2017	GBP	690,544	USD	697,513	-	(6,969)
618,336	01/18/2017	MXN	610,338	USD	618,336	-	(7,998)
1,059,055	01/18/2017	NZD	1,034,374	USD	1,059,055	-	(24,681)
703,180	01/18/2017	PLN	709,467	USD	703,180	6,287	-
602,777	01/18/2017	RUB	599,749	USD	602,777	-	(3,028)
1,420,219	01/18/2017	SEK	1,435,485	USD	1,420,219	15,266	-
1,052,796	01/18/2017	BRL	1,075,182	USD	1,052,796	22,385	-
410,822	01/18/2017	CHF	413,018	USD	410,822	2,196	-
282,158	01/18/2017	EUR	284,532	USD	282,158	2,374	-
179,759	01/18/2017	NOK	180,693	USD	179,759	934	-
149,948	01/18/2017	TRY	149,667	USD	149,948	-	(281)
572,697	01/18/2017	ZAR	573,773	USD	572,697	1,076	-
Total Purchase Contracts			9,365,903		9,390,605	50,518	(75,221)

Sale Contracts:
$1,756,028	01/18/2017	USD	$(1,745,477)	AUD	$(1,756,028)	$10,551	$-
3,190,068	01/18/2017	USD	(3,121,458)	CAD	(3,190,068)	68,610	-
2,538,584	01/18/2017	USD	(2,490,892)	GBP	(2,538,584)	47,692	-
280,046	01/18/2017	USD	(276,071)	MXN	(280,046)	3,975	-
312,576	01/18/2017	USD	(312,395)	NZD	(312,576)	181	-
1,193,866	01/18/2017	USD	(1,191,999)	PLN	(1,193,866)	1,867	-
175,019	01/18/2017	USD	(176,435)	RUB	(175,019)	-	(1,416)
3,326,060	01/18/2017	USD	(3,360,091)	SEK	(3,326,060)	-	(34,030)
2,719,655	01/18/2017	USD	(2,714,116)	CHF	(2,719,655)	5,539	-
3,837,322	01/18/2017	USD	(3,814,836)	EUR	(3,837,322)	22,486	-
2,394,404	01/18/2017	USD	(2,364,396)	JPY	(2,394,404)	30,008	-
1,442,415	01/18/2017	USD	(1,437,433)	NOK	(1,442,415)	4,982	-
1,282,944	01/18/2017	USD	(1,279,232)	TRY	(1,282,944)	3,712	-
33,186	01/18/2017	USD	(34,093)	ZAR	(33,186)	-	(907)
Total Sale Contracts			(24,318,924)		(24,482,173)	199,603	(36,353)
Total Forward Currency Contracts			$(14,953,021)		$(15,091,568)	$250,121	$(111,574)
Net Unrealized Appreciation						$138,547

Currency abbreviations:

AUD	AUSTRALIAN DOLLAR	NOK	NORWEGIAN KRONE
BRL	BRAZILIAN REAL	NZD	NEW ZEALAND DOLLAR
CAD	CANADIAN DOLLAR	PLN	POLISH ZLOTY
CHF	SWISS FRANC	RUB	RUSSIAN RUBLE
EUR	EURO	SEK	SWEDISH KRONA
GBP	BRITISH POUND	TRY	TURKISH LIRA
JPY	JAPANESE YEN	USD	U.S. DOLLAR
MXN	MEXICAN PESO	ZAR	SOUTH AFRICAN RAND

(a)	Deutsche Bank is the counterparty for all open forward currency exchange contracts held by the Fund as of December 31, 2016.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Futures Contracts

December 31, 2016 (Unaudited)

		Number of
		Contracts
	Notional	Purchased /	Settlement	Unrealized	Unrealized
Description	Amount	(Sold)	Month-Year	Appreciation	(Depreciation)
Purchase Contracts:
90 Day Sterling	766,866	5	Sep-17	$26	$-
Natural Gas (a)	106,980	3	Apr-17	2,794	-
Brent Crude (a)	170,460	3	Mar-17	3,133	-
Robusta Coffee (a)	256,560	12	Mar-17	10,272	-
Copper (a)	3,507,700	56	Mar-17	-	(95,363)
Cotton #2 (a)	282,600	8	Mar-17	2,771	-
DAX Index	2,715,452	9	Mar-17	16,410	-
Dow E-mini	5,028,600	51	Mar-17	-	(5,003)
Euro Stoxx 50	1,483,305	43	Mar-17	23,642	-
Euro-BOBL	18,286,596	130	Mar-17	171,397	-
Euro-BTP	284,869	2	Mar-17	-	(339)
Euro-Bund	3,455,862	20	Mar-17	21,867	-
Euro-OAT	2,077,581	13	Mar-17	11,862	-
FTSE 100 Index	3,562,274	41	Mar-17	71,247	-
KOSPI 200 Index	1,614,816	15	Mar-17	34,963	-
Long Gilt	1,085,517	7	Mar-17	19,019	-
Nasdaq 100 E-Mini	3,210,240	33	Mar-17	-	(31,107)
Natural Gas (a)	177,150	5	Mar-17	4,549	-
Nikkei 225 (sgx)	4,894,973	60	Mar-17	50,652	-
Russell 2000 E-Mini	4,613,460	68	Mar-17	-	(58,804)
S&P/TSX 60 Index	1,736,819	13	Mar-17	-	(4,581)
S&P 500 E-Mini	6,037,740	54	Mar-17	-	(46,985)
Soybean (a)	251,000	5	Mar-17	-	(7,301)
Soybean Oil (a)	207,960	10	Mar-17	-	(15,574)
SPI 200 Index	1,523,858	15	Mar-17	23,450	-
Topix Index	2,597,647	20	Mar-17	33,440	-
WTI Crude (a)	163,980	3	Mar-17	-	(337)
Gasoline Blendstock (a)	842,134	12	Feb-17	27,432	-
Low Sulfer Gasoil (a)	706,650	14	Feb-17	9,677	-
Natural Gas (a)	409,640	11	Feb-17	14,089	-
Ny Harb (a)	508,091	7	Feb-17	16,296	-
Amsterdam Index	305,122	3	Jan-17	3,806	-
CAC Index	1,075,002	21	Jan-17	12,668	-
Hang Seng Index	566,432	4	Jan-17	8,008	-
Ibex 35 Index	588,227	6	Jan-17	3,271	-
Low Sulfer Gasoil (a)	100,200	2	Jan-17	2,947	-
Singapore MSCI Index	574,167	26	Jan-17	1,540	-
Taiwan MSCI Index	825,120	24	Jan-17	11,214	-
Total Purchase Contracts				612,442	(265,394)

Sale Contracts:
90 Day Eurodollar	(738,600)	(3)	Dec-17	$-	$(156)
3 Mo Euro Euribor	(2,639,003)	(10)	Sep-17	-	(735)
90-Day Bank Bill	(718,234)	(1)	Sep-17	-	(19)
90 Day Eurodollar	(38,964,775)	(158)	Sep-17	3,016	-
90-Day Bank Bill	(7,901,734)	(11)	Jun-17	-	(333)
Bankers' Acceptance	(4,794,455)	(26)	Jun-17	563	-
AUD/USD	(1,368,380)	(19)	Mar-17	1,663	-
Australia 10yr Bond	(3,042,125)	(33)	Mar-17	-	(19,084)
Australia 3yr Bond	(4,987,309)	(62)	Mar-17	2,992	-
British Pound	(4,788,725)	(62)	Mar-17	120,712	-
Canadian Dollar	(1,190,640)	(16)	Mar-17	18,678	-
Canadian 10 Yr Bond	(5,121,588)	(50)	Mar-17	12,102	-
Swiss Franc	(4,809,675)	(39)	Mar-17	9,742	-
Cocoa (a)	(659,060)	(31)	Mar-17	97,699	-
Cocoa (a)	(277,489)	(13)	Mar-17	29,609	-
Coffee (a)	(51,394)	(1)	Mar-17	-	(322)
Corn (a)	(704,000)	(40)	Mar-17	1,029	-
Euro Fx Currency	(7,533,975)	(57)	Mar-17	12,608	-
Euro-Schatz	(591,012)	(5)	Mar-17	-	(605)
Jpn 10y Bond (ose) (b)	–	–	Mar-17	-	(4,925)
Japanese Yen	(5,695,513)	(53)	Mar-17	36,433	-
Silver (a)	(1,119,230)	(14)	Mar-17	28,379	-
Soybean Meal (a)	(31,660)	(1)	Mar-17	717	-
Sugar #11 World (a)	(568,131)	(26)	Mar-17	-	(19,782)
U.S. 10Yr Note (cbt)	(15,783,719)	(127)	Mar-17	19,905	-
U.S. 2Yr Note (cbt)	(13,217,938)	(61)	Mar-17	-	(5,292)
U.S. 5Yr Note (cbt)	(9,530,789)	(81)	Mar-17	-	(5,901)
U.S. Long Bond (cbt)	(3,163,781)	(21)	Mar-17	-	(3,768)
Wheat (cbt) (a)	(897,600)	(44)	Mar-17	25,712	-
Gold 100oz (a)	(7,025,370)	(61)	Feb-17	114,951	-
WTI Crude (a)	(107,440)	(2)	Feb-17	-	(2,699)
CBOE VIX	(317,625)	(21)	Jan-17	-	(19,220)
H-shares Index	(121,065)	(2)	Jan-17	-	(1,900)
Total Sale Contracts				536,510	(84,741)
Total Futures Contracts				$1,148,952	$(350,135)
Net Unrealized Appreciation				$798,817

(a)	Contract held by Steben Managed Futures Cayman Fund Ltd.
(b)	Net of zero contracts; has unrealized depreciation.

Steben Managed Futures Strategy Fund

Consolidated Schedule of Investments

December 31, 2016 (Unaudited)

Share Valuation

The price of the Steben Managed Futures Strategy Fund (the "Fund") shares is based on the Net Asset Value ("NAV") per share of each class of the Fund. The Fund determines the NAV of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the regular trading session (typically 4:00 p.m. ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the published closing price of securities traded on that exchange after the NAV is calculated, the Fund is not required to recalculate its NAV.

Investment Valuation

The Fund follows fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the time of the Fund’s determination of the NAV. A market quotation may be considered unreliable or unavailable for various reasons, such as (1) the quotation may be stale, (2) the quotation may be unreliable because the security is not actively traded, (3) trading on the security halted before the close of the trading market, (4) the security is newly issued, (5) issuer specific events occurred after the security halted trading, or (6) due to the passage of time between the close of the market on which the security trades and the close of the NYSE. Issuer specific events that may cause the last market quotation to be unreliable include (1) a merger or insolvency, (2) events which affect a geographical area or an industry segment, such as political events or natural disasters, or (3) market events, such as a significant movement in the U.S. markets.

Both the latest transaction prices and adjustments are furnished by independent pricing services, subject to supervision by the Board of Trustees (the "Board"). The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using Pricing and Valuation Procedures (the "Pricing and Valuation Procedures") approved by the Board. The Fund may fair value small-cap securities, for example, that are thinly traded or illiquid. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their NAV.

Pursuant to the Pricing and Valuation Procedures, the Board has delegated the day-to-day responsibility for applying and administering these procedures to a valuation committee comprised of employees of Steben & Company, Inc. ("Steben") (the "Valuation Committee") subject to the Board’s oversight. The composition of this Valuation Committee may change from time to time. The Valuation Committee follows fair valuation guidelines as set forth in the Pricing and Valuation Procedures to make fair value determinations on all securities and assets for which market quotations are unavailable or unreliable. For portfolio securities fair valued by the Valuation Committee, Steben checks fair value prices by comparing the fair value of the security with values that are available from other sources (if any). Steben compares the fair value of the security to the next-day opening price or next actual sale price, when applicable. Steben documents and reports to the Valuation Committee such comparisons when they are made. The Valuation Committee reports such comparisons to the Board at their regularly scheduled meetings. The Board retains the responsibility for periodic review and consideration of the appropriateness of any fair value pricing methodology established or implemented for the Fund. Fair value pricing methods, Pricing and Valuation Procedures and pricing services can change from time to time as approved by the Board, and may occur as a result of look-back testing results or changes in industry best practices.

There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security than the market price of such security on that day, as fair valuation determinations may involve subjective judgments made by the Valuation Committee. Fair value pricing may deter shareholders from trading Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

Domestic Exchange Traded Equity Securities – Market quotations are generally available and reliable for domestic exchange-traded equity securities. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures.

Foreign Equity Securities – If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may fair value a security if certain events occur between the time trading ends on a particular security and the Fund’s NAV calculation. The Fund may also fair value a particular security if the events are significant and make the closing price unreliable. If an issuer-specific event has occurred that Steben determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Steben also utilizes a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the NAV of the Fund’s shares is determined only on business days of the Fund, the value of the portfolio securities of the Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy.

Fixed Income Securities – Government bonds, corporate bonds, asset-backed bonds, municipal bonds and convertible securities, including high yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term Securities – The amortized cost method of security valuation is used by the Fund (as set forth in Rule 2a-7 under the 1940 Act) for short-term investments (investments that have a maturity date of 60 days or less and of sufficient credit quality), and are categorized in Level 1 or Level 2 of the fair value hierarchy. The amortized cost of an instrument is determined by valuing it at cost as of the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity. Amortized cost approximates fair value.

Forward Currency Contracts - The Fund may enter into forward contracts that are not traded on exchanges and may not be regulated. There are no limitations on daily price movements of forward contracts. Banks and other dealers with which the Fund maintains accounts may require that the Fund deposit margin with respect to such trading. The Fund’s counterparties are not required to continue making markets in such contracts. There have been periods during which certain counterparties have refused to continue to quote prices for forward contracts or have quoted prices with an unusually wide spread (the price at which the counterparty is prepared to buy and that at which it is prepared to sell). Arrangements to trade forward contracts may be made with only one or a few counterparties, and liquidity problems therefore might be greater than if such arrangements were made with numerous counterparties. The imposition of credit controls by governmental authorities might limit such forward trading to less than the amount that the Adviser would otherwise recommend, to the possible detriment of the Fund. Forward contracts are generally categorized as Level 2 of the fair value hierarchy.

Foreign Currencies - The Fund invests in foreign currencies, which are translated to U.S. dollars using current rates of exchange as of the close of the NYSE. Foreign currencies are generally categorized as Level 1 of the fair value hierarchy.

Futures and Options – Futures and options are valued on the basis of market quotations, if available. If the prices provided by the pricing service and independent quoted prices are unreliable, the Valuation Committee will fair value the security using the Pricing and Valuation Procedures. Futures are generally categorized as Level 1 of the fair value hierarchy. Options are generally categorized as Level 2 of the fair value hierarchy.

Investment Companies and ETFs – Investments in other investment companies are valued at their reported net asset value. In addition, investments in ETFs are valued on the basis of market quotations, if available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's consolidated investments and other financial instruments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Corporate Bonds	$-	$47,561,504	$-	$47,561,504
Total Long-Term Investments	$-	$47,561,504	$-	$47,561,504

Short-Term Investments
Commercial Paper	$-	$13,893,242	$-	$13,893,242
Money Market Fund	3,807,335	-	-	3,807,335
U.S. Government Notes/Bonds	-	6,107,846	-	6,107,846
Total Short-Term Investments	$3,807,335	$20,001,088	$-	$23,808,423

Total Investments	$3,807,335	$67,562,592	$-	$71,369,927

Forward Currency Contracts
Long Forward Currency Contracts	$-	$(24,703)	$-	$(24,703)
Short Forward Currency Contracts	-	163,250	-	163,250
Total Forward Currency Contracts	$-	$138,547	$-	$138,547

Futures Contracts
Long Futures Contracts	$347,048	$-	$-	$347,048
Short Futures Contracts	451,769	-	-	451,769
Total Futures Contracts	$798,817	$-	$-	$798,817
Total Other Financial Instruments	$798,817	$138,547	$-	$937,364

The Fund discloses transfers between levels based on valuations at the end of the reporting period. For the period ended December 31, 2016, there were no transfers in or out of Level 1, Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund's consolidated statement of asset and liabilities and statement of operations. The fair value of forward currency contracts in an asset position are recorded in the consolidated statement of assets and liabilities as unrealized appreciation on forward currency contracts. The fair value of the forward currency contracts in a liability position are recorded as unrealized depreciation on forward currency contracts. The cumulative unrealized appreciation/depreciation of futures contracts is reported on the Fund's consolidated schedule of futures contracts.

Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the Fund's consolidated statement of operations.

The following table presents the fair value of consolidated derivative instruments for the Fund at December 31, 2016 as presented on the Fund's consolidated statement of assets and liabilities:

			Net Unrealized
			Gain (Loss) on
	Fair Value		Open
Derivatives not accounted for as hedging instruments	Assets	Liabilities	Positions
Forward Currency Contracts(a)
Long	$50,518	$75,221	$(24,703)
Short	199,603	36,353	163,250
Total Forward Currency Contracts	250,121	111,574	138,547

Futures Contracts(b)
Long Contracts
Agricultural Commodities/Softs	13,043	118,238	(105,195)
Currencies	-	-	-
Energy	80,917	337	80,580
Interest Rates	224,171	339	223,832
Metals	-	-	-
Stock Indices	294,311	146,480	147,831
Total Long Contracts	612,442	265,394	347,048

Short Contracts
Agricultural Commodities/Softs	154,766	20,104	134,662
Currencies	199,836	-	199,836
Energy	-	2,699	(2,699)
Interest Rates	38,578	40,818	(2,240)
Metals	143,330	-	143,330
Stock Indices	-	21,120	(21,120)
Total Short Contracts	536,510	84,741	451,769
Total Futures Contracts	1,148,952	350,135	798,817
Total Forward Currency Contracts and Futures Contracts	$1,399,073	$461,709	$937,364

(a)Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund's consolidated statement of assets and liabilities.

(b)Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts. Only the current day variation margin for futures contracts is separately reported within the Fund's consolidated statement of assets and liabilities.

The following table presents the trading results of the derivative trading and information related to the volume of the Fund's derivative activity for the nine month period ended December 31, 2016. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in the Fund's consolidated statement of operations.

	Gain (Loss) from Trading
		Net Change
	Net Realized	in Unrealized

Forward Currency Contracts	$1,023,395	$(144,953)
Futures Contracts
Agricultural commodities	(264,270)	129,990
Currencies	502,911	202,740
Energy	3,517,035	171,084
Interest rates	(1,402,947)	(26,056)
Metals	554,175	152,153
Stock Indices	(1,845,480)	55,338
Total Futures Contracts	1,061,424	685,249
Total Forward Currency Contracts and Futures Contracts	$2,084,819	$540,296

The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the nine month period ended December 31, 2016 were:

	Average Notional Amount
	Long Contracts	Short Contracts
Forward Currency Contracts	$14,495,510	$18,783,431
Futures Contracts	141,435,840	59,409,283

Please refer to the Fund's prospectus for a listing of risks associated with these investments.

The cost basis of investments for federal income tax purposes at December 31, 2016 was $71,400,213. Net unrealized depreciation of investments for federal income tax purposes was as follows*:

Gross unrealized appreciation	$26,301
Gross unrealized depreciation	(86,587)
Net unrealized depreciation	$(30,286)

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above amounts do not reflect tax adjustments for the current fiscal year. For the previous federal tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Steben Alternative Investment Funds

By (Signature and Title):	/s/Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/Kenneth E. Steben
Kenneth E. Steben, Chief Executive Officer

Date:	March 1, 2017

By (Signature and Title):	/s/Carl A. Serger
Carl A. Serger, Chief Financial Officer

Date:	March 1, 2017